Other disclosures - Credit Risk - Movement in impairment allowance on loans and advances at amortised cost (Details) - GBP (£) £ in Millions		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		£ 1,623		£ 2,115	£ 3,738	[1]	£ 928	£ 1,912	[2]
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions					409	[3]		71	[4]
Other financial assets subject to impairment [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions					157	[5],[6]		8	[7]
Financial assets at amortised cost [member] | Loans and advances [member]
Loans and advances at amortised cost
Write-offs					(953)		£ (951)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions					3,172			1,833
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				154,911	154,911
Business activity in the year					10,205
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(3,109)
Final repayments					(4,857)
Disposals					0
Write-offs					(9)
Closing balance		157,141	[6]		157,141	[6]		154,911
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				60,180	60,180
Business activity in the year					3,875
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(7,074)
Final repayments					(2,339)
Disposals					(1,762)
Write-offs					(845)
Closing balance		52,035	[6]		52,035	[6]		60,180
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				130,332	130,332
Business activity in the year					28,155
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					21,502
Final repayments					(25,184)
Disposals					(9)
Write-offs					(99)
Closing balance		154,697	[6]		154,697	[6]		130,332
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance				4,884	4,884
Write-offs					(80)
Closing balance		85			85			4,884
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs					3,691
Recoveries and reimbursements					(294)
Exchange and other adjustments	[8]				(225)
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				432	432
Business activity in the year					2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					88
Final repayments					(11)
Disposals					0
Write-offs					(9)
Closing balance		502	[6]		502	[6]		432
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs					79
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				4,884	4,884
Business activity in the year					95
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					2,281
Final repayments					(80)
Disposals					(85)
Write-offs					(845)
Closing balance		6,250	[6]		6,250	[6]		4,884
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs					2,296
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				992	992
Business activity in the year					247
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					1,140
Final repayments					(71)
Disposals					0
Write-offs					(99)
Closing balance		2,209	[6]		2,209	[6]		992
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs					1,316
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				135,713	135,713
Business activity in the year					9,928
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(2,752)
Final repayments					(4,026)
Disposals					0
Write-offs					0
Closing balance		134,612	[6]		134,612	[6]		135,713
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(7,161)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					2,985
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(99)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					24
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				46,012	46,012
Business activity in the year					3,645
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(6,800)
Final repayments					(2,059)
Disposals					(1,493)
Write-offs					0
Closing balance		35,829	[6]		35,829	[6]		46,012
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(6,228)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					2,977
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(261)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					36
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				117,541	117,541
Business activity in the year					23,797
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					15,311
Final repayments					(23,281)
Disposals					0
Write-offs					0
Closing balance		107,676	[6]		107,676	[6]		117,541
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(27,187)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					2,076
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(832)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					251
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance				46,012	46,012
Write-offs					(2,059)
Closing balance		1,493			1,493			46,012
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(6,228)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					2,977
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(261)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				22	22
Business activity in the year					1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(6)
Final repayments					(1)
Disposals					0
Write-offs					0
Closing balance		22	[6]		22	[6]		22
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(1)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					7
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				542	542
Business activity in the year					45
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(128)
Final repayments					(22)
Disposals					(8)
Write-offs					0
Closing balance		768	[6]		768	[6]		542
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(124)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					465
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(12)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					10
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				143	143
Business activity in the year					22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					124
Final repayments					(19)
Disposals					0
Write-offs					0
Closing balance		233	[6]		233	[6]		143
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					(63)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					20
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(3)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					9
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				17,043	17,043
Business activity in the year					277
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(355)
Final repayments					(694)
Disposals					0
Write-offs					0
Closing balance		20,271	[6]		20,271	[6]		17,043
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					7,161
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(2,985)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(288)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					112
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				10,759	10,759
Business activity in the year					215
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(410)
Final repayments					(155)
Disposals					(183)
Write-offs					0
Closing balance		12,743	[6]		12,743	[6]		10,759
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					6,228
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(2,977)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(796)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					62
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				10,432	10,432
Business activity in the year					4,316
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					5,831
Final repayments					(1,643)
Disposals					(9)
Write-offs					0
Closing balance		43,635	[6]		43,635	[6]		10,432
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					27,187
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(2,076)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(653)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					250
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance				10,759	10,759
Write-offs					(155)
Closing balance		183			183			10,759
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					6,228
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(2,977)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(796)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				64	64
Business activity in the year					1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					32
Final repayments					(1)
Disposals					0
Write-offs					0
Closing balance		83	[6]		83	[6]		64
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					1
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(7)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(8)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					1
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				2,007	2,007
Business activity in the year					44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					1,595
Final repayments					(22)
Disposals					(20)
Write-offs					0
Closing balance		2,947	[6]		2,947	[6]		2,007
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					124
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(465)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(325)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					9
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				302	302
Business activity in the year					213
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					415
Final repayments					(15)
Disposals					0
Write-offs					0
Closing balance		921	[6]		921	[6]		302
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					63
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					(20)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(44)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					7
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				2,155	2,155
Business activity in the year					0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					(2)
Final repayments					(137)
Disposals					0
Write-offs					(9)
Closing balance		2,258	[6]		2,258	[6]		2,155
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					387
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(136)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				3,409	3,409
Business activity in the year					15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					136
Final repayments					(125)
Disposals					(86)
Write-offs					(845)
Closing balance		3,463	[6]		3,463	[6]		3,409
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					1,057
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(98)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				2,359	2,359
Business activity in the year					42
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					360
Final repayments					(260)
Disposals					0
Write-offs					(99)
Closing balance		3,386	[6]		3,386	[6]		2,359
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					1,485
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(501)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance				3,409	3,409
Write-offs					(125)
Closing balance		86			86			3,409
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					1,057
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance				346	346
Business activity in the year					0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					62
Final repayments					(9)
Disposals					0
Write-offs					(9)
Closing balance		397	[6]		397	[6]		346
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					8
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(1)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance				2,335	2,335
Business activity in the year					6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					814
Final repayments					(36)
Disposals					(57)
Write-offs					(845)
Closing balance		2,535	[6]		2,535	[6]		2,335
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					337
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					(19)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance				£ 547	547
Business activity in the year					12
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes					601
Final repayments					(37)
Disposals					0
Write-offs					(99)
Closing balance		£ 1,055	[6]		1,055	[6]		£ 547
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages					0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					47
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages					£ (16)

[1]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[2]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[3]	Ex cludes loan commitments and financial guarantees of £ 7.4 bn carried at fair value
[4]	Ex cludes loan commitments and financial guarantees of £ 17.7 bn carried at fair value
[5]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[6]

Other financial assets subject to impairment excluded from the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6 bn ( December 201 9 : £1 49 . 3 bn) and impairment allow ance of £176m (December 2019: £24 m). This comprises £ 37m ECL (December 2019: £12m) on £209.2 bn Stage 1 assets (December 201 9 : £1 48.5m), £24 m (December 201 9: £2m) on £6.3 bn Stage 2 fair value through other compre hensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)

[7]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[8]

Recoveries and reimbursements includes a net gain in relation to reimbursements from financial guarantee contracts held with third parties of £ 279 m and post write off recoveries of £ 15 m.

4 Includes foreign exchange and interest and fees in suspense